SCHEDULE OF WARRANTS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Warrants granted		147,969,396
Warrants exercised		147,969,396
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Warrants outstanding, beginning balance	36,659,090	185,022,726
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 6.11	$ 2.1
Warrants granted		241,781,760
Weighted average exercise price, granted | $ / shares		$ 0.5
Warrants exercised		(390,145,396)
Weighted average exercise price, exercised | $ / shares		$ 0.7
Warrants outstanding, ending balance	36,659,090	36,659,090
Weighted average exercise price, outstanding ending balance | $ / shares	$ 6.11	$ 6.11
Warrants exercisable	909,090	1,659,090
Weighted average exercise price, exercisable | $ / shares	$ 3.40	$ 10.30